Cash and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Short-term Deposits

	December 31,
	2017	2018
	(in £)
Cash at banks and on hand	11,005,675	5,343,975
Short-term deposits	39,038,997	19,697,970

	50,044,672	25,041,945